RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
Related Party Transactions [Table Text Block]
	April 30,	July 31,
	2017	2016
	(Unaudited)
Rental fees:
LuckSky Group	360,021	280,304
Sanhe Dong Yi (Capital lease payable)	237,028	246,060
Xianning Lucksky	60,453	-

Prepaid expenses on behalf of the company:
Zhou Deng Rong	1,634,840	1,190,370
Xianning Lucksky	18,902	-

Borrowings:
Xianning Lucksky	$21,771	$-

Total	$2,333,015	$1,716,734

			July 31,
	July 31, 2016	July 31, 2015	2014
Rental fees:
LuckSky Group	280,304	166,443	33,253
Sanhe Dong Yi (Capital lease payable)	$246,060	$262,996	$52,542

Purchase Fixed assets:
Kelitai	-	-	1,235,667

Borrowings:
LuckSky Group	-	-	1,242,198
Sanhe Dong Yi	-	-	160,865

Prepaid expenses on behalf of the company:
Kelitai	-	-	1,510
Zhou Deng Rong	1,190,370	627,129	354,112

Total	$1,716,734	$1,056,568	$3,080,147